Organizations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organizations and Principal Activities [Line Items]
Schedule of Company's Major Subsidiaries

As of December 31, 2025, the Company’s major subsidiaries and its VIEs were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd	November 17, 2023	PRC	100%	Technology and internet service
VIEs:
Beijing UBazaar Technology Co., Ltd (“Beijing U Bazaar”)	August 29, 2018	PRC	Nil	Technology and internet service
Major VIEs’ subsidiaries:
Beijing Ucommune Zhongke Venture Capital Co., Ltd.	September 7, 2015	PRC	Nil	Shared workspace
Huanyi Lingyu (Beijing) Space Technology Co., Ltd.	September 14, 2024	PRC	Nil	Hotel service
Shanghai Yueban Enterprise Consulting Management Co., Ltd.	March 15, 2021	PRC	Nil	Shared workspace

Schedule of Consolidated Financial Statements

The effects of adjustment for the error on the consolidated statements of balance sheets are as follows:

	As of December 31, 2024
	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB
Assets
Prepaid expenses and other current assets, net	20,055	8,597	28,652
Total current assets	145,413	8,597	154,010
Total assets	317,181	8,597	325,778

Shareholders’ Equity
Accumulated deficits	(4,610,099)	8,597	(4,601,502)
Total Ucommune International Ltd. Shareholders’ Equity	101,009	8,597	109,606
Total Equity	143,238	8,597	151,835
Tota Liability and Equity	317,181	8,597	325,778

Schedule of Consolidated Financial Statements of Revenue

The effects of adjustment for the error on the consolidated statements of operations are as follows:

	For the year ended December 31,
	2023			2024
	As previously reported	Adjustments	Adjusted	As previously reported	Adjustments	Adjusted
	RMB	RMB	RMB	RMB	RMB	RMB
Sales and marketing expenses	(8,826)	183	(8,643)	(3,540)	—	(3,540)
Loss from operations	(114,440)	183	(114,257)	(46,332)	—	(46,332)
Other income, net	9,124	(451)	8,673	2,459	(279)	2,180
Loss before income taxes and loss from equity method investments	(3,096)	(268)	(3,364)	(63,908)	(279)	(64,187)
Net loss from continuing operations	(10,582)	(268)	(10,850)	(70,760)	(279)	(71,039)
Net loss	(22,556)	(268)	(22,824)	(79,967)	(279)	(80,246)
Net loss attributable to Ucommune International Ltd. from continuing operations	(6,816)	(268)	(7,084)	(65,799)	(279)	(66,078)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd. from continuing operations	(12.60)	(0.50)	(13.10)	(56.14)	(0.24)	(56.38)

Variable Interest Entity, Primary Beneficiary [Member]
Organizations and Principal Activities [Line Items]
Schedule of Consolidated Financial Statements

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements:

	As of December 31,
	2024	2025
	RMB	RMB	USD
			(Note 2h)
Cash and cash equivalents	6,960	3,989	570
Other current assets	28,199	16,966	2,426
Total current assets	35,159	20,955	2,996
Property and equipment, net	5,665	6,240	892
Right-of-use assets, net	89,832	72,733	10,401
Other non-current assets	22,032	19,120	2,734
Total non-current assets	117,529	98,093	14,027
TOTAL ASSETS	152,688	119,048	17,023
Accounts payable	7,089	4,961	709
Lease liabilities, current	7,984	1,204	172
Other current liabilities	90,631	12,841	1,836
Total current liabilities	105,704	19,006	2,717
Lease liabilities, non-current	20,977	13,389	1,915
Other non-current liabilities	5,098	2,467	353
Total non-current liabilities	26,075	15,856	2,268
Total liabilities	131,779	34,862	4,985

Schedule of Consolidated Financial Statements of Revenue
	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2h)
Net revenues	152,030	77,092	24,019	3,435
Net loss from continuing operations	(27,177)	(139,681)	(7,721)	(1,104)
Net loss from discontinued operations	(11,974)	(7,990)	—	—
Net cash (used in)/provided by operating activities from continuing operations	(9,359)	(47,033)	1,212	173
Net cash provided by/(used in) operating activities from discontinued operations	23,178	(3,640)	—	—
Net cash provided by/(used in) investing activities from continuing operations	9,697	(5,695)	(7,932)	(1,134)
Net cash provide by/(used in) investing activities from discontinued operations	7,566	(169)	—	—
Net cash (used in)/provided by financing activities from continuing operations	(16,798)	8,762	3,749	536
Net cash (used in)/provided by financing activities from discontinued operations	(8,331)	7,298	—	—